Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income
Components of other operating income

	Year Ended December 31,
	2021	2020	2019
Exchange rate differences	149	2,501	4,385
Net gains on disposal of equipment	110	—	—
Total	259	2,501	4,385